Schedule of Investments

July 31, 2020 (Unaudited)

Schedule of Investments

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (92.3%)
Brazil (2.6%)
Banco do Brasil	4,800	$31
Camil Alimentos	22,500	53
EDP - Energias do Brasil	9,200	32
JBS	8,600	36
Qualicorp Consultoria e Corretora de Seguros	3,000	16

		168

Chile (0.9%)
AES Gener	117,000	20
Enel Americas	232,118	36

		56

China (3.7%)
Baidu ADR*	300	36
China CITIC Bank, Cl H	108,000	47
Great Wall Motor, Cl H	63,500	62
Kunlun Energy	46,000	38
Powerlong Real Estate Holdings	54,000	33
Shanghai Pharmaceuticals Holding, Cl H	15,600	28

		244

Colombia (0.5%)
Interconexion Electrica ESP	6,100	31

Czech Republic (0.4%)
Philip Morris CR	40	24

Egypt (0.7%)
Eastern SAE	42,000	31
ElSewedy Electric	37,200	16

		47

Greece (0.3%)
Motor Oil Hellas Corinth Refineries	1,400	19

Hong Kong (29.7%)
Agile Group Holdings	22,000	28
Air China, Cl H	38,000	24
Anhui Conch Cement, Cl H	7,500	57
Asia Cement China Holdings	33,500	38
BAIC Motor, Cl H	101,000	49

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Bank of Communications, Cl H	79,000	$44
Beijing Enterprises Holdings	9,000	32
China BlueChemical	90,000	13
China Communications Construction, Cl H	23,000	13
China Everbright	32,000	51
China Everbright Bank, Cl H	127,000	48
China Hongqiao Group	63,000	36
China Lesso Group Holdings	31,000	60
China Maple Leaf Educational Systems	90,000	31
China Medical System Holdings	44,000	53
China Minsheng Banking, Cl H	88,500	56
China Mobile	19,500	134
China Pacific Insurance Group, Cl H	12,800	37
China Petroleum & Chemical, Cl H	98,000	42
China Railway Group, Cl H	42,000	21
China Reinsurance Group, Cl H	160,000	18
China Suntien Green Energy, Cl H	173,000	50
China Telecom, Cl H	144,000	43
China Traditional Chinese Medicine Holdings	46,000	24
China Yongda Automobiles Services Holdings	33,500	35
Chinasoft International	70,000	53
CNOOC	29,000	31
Country Garden Holdings	36,000	46
Dongfeng Motor Group, Cl H	42,000	30
Far East Horizon	38,000	31
FIT Hon Teng	63,000	30
Geely Automobile Holdings	15,000	32
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	10,000	30
Guangzhou R&F Properties	17,600	20
IGG	51,000	50
Jiangsu Expressway, Cl H	30,000	32
Kingboard Laminates Holdings	36,000	41
Lonking Holdings	107,000	35
Luye Pharma Group	60,500	38
Nine Dragons Paper Holdings	43,000	45
People’s Insurance Group of China, Cl H	161,000	52
PICC Property & Casualty, Cl H	58,000	46
Shougang Fushan Resources Group	114,000	26

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Sinopec Engineering Group, Cl H	30,000	$13
Sinopharm Group, Cl H	9,600	23
Sinotruk Hong Kong	19,000	59
SITC International Holdings	29,000	29
SSY Group	34,000	22
Want Want China Holdings	38,000	28
YiChang HEC ChangJiang Pharmaceutical, Cl H	19,600	29
Yuexiu Transport Infrastructure	40,000	25
Zhejiang Expressway, Cl H	40,000	30

		1,963

Hungary (0.5%)
Magyar Telekom Telecommunications	26,200	33

India (8.8%)
Aurobindo Pharma	4,600	54
Cyient	2,900	13
Gujarat State Fertilizers & Chemicals	15,900	13
HCL Technologies	9,000	85
Hexaware Technologies	3,400	17
Indiabulls Housing Finance	3,100	8
JK Paper	9,500	12
Jubilant Life Sciences	4,400	47
KPIT Technologies	10,100	9
Mphasis	3,700	57
NMDC	25,000	28
Oil & Natural Gas	24,100	25
Persistent Systems	5,200	64
Power Finance	19,900	21
Power Grid Corp of India	15,500	37
REC	19,400	26
Sonata Software	7,500	26
Torrent Power	8,700	38

		580

Indonesia (1.3%)
Bank Negara Indonesia Persero	67,200	21
Bukit Asam	81,200	11
Matahari Department Store	142,600	13
United Tractors	19,600	29
Waskita Beton Precast	814,500	11

		85

Malaysia (1.2%)
AMMB Holdings	41,300	28
Bermaz Auto	49,200	17

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Malaysia (continued)
RHB Bank	30,600	$36

		81

Mexico (1.5%)
Fibra Uno Administracion	20,400	16
Grupo Financiero Banorte, Cl O*	10,000	36
Grupo Mexico	17,400	44

		96

Philippines (1.8%)
Globe Telecom	1,400	59
Metro Pacific Investments	388,200	25
PLDT	1,200	32

		116

Poland (1.7%)
Cyfrowy Polsat*	8,120	60
Polskie Gornictwo Naftowe i Gazownictwo	15,700	22
Powszechny Zaklad Ubezpieczen	4,300	31

		113

Qatar (0.4%)
Ooredoo QPSC	15,900	29

Russia (2.4%)
Gazprom PJSC ADR	11,300	55
LUKOIL PJSC ADR	800	55
Mobile TeleSystems PJSC ADR	5,800	51

		161

Singapore (0.4%)
Yangzijiang Shipbuilding Holdings	42,100	28

South Africa (2.5%)
Absa Group	5,600	26
African Rainbow Minerals	2,800	32
Aspen Pharmacare Holdings	2,400	19
Astral Foods	1,500	12
Exxaro Resources	3,700	29
Imperial Logistics	5,300	10
MTN Group	7,200	25

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Africa (continued)
Telkom SOC	7,500	$13

		166

South Korea (15.6%)
Daelim Industrial	300	21
DB Insurance	400	16
DongKook Pharmaceutical	500	62
Hana Pharm	1,100	20
Huons	900	46
Hyundai Glovis	240	22
Hyundai Greenfood	2,800	19
Hyundai Home Shopping Network	500	25
Hyundai Marine & Fire Insurance	800	16
Kginicis	1,700	34
Kia Motors	1,300	44
Korea United Pharm	1,300	27
KT&G	500	34
LG	700	43
Maeil Dairies	400	25
S&T Motiv	900	34
Samjin Pharmaceutical	800	19
Samsung Electronics	6,500	316
SFA Engineering	700	21
Shinhan Financial Group	1,600	40
Silicon Works	800	32
SK Telecom	200	37
Value Added Technology	1,400	28
Vieworks	1,700	51

		1,032

Taiwan (11.4%)
Cathay Financial Holding	25,859	35
China Life Insurance	56,664	39
Chipbond Technology	15,000	31
FLEXium Interconnect	9,000	43
Fubon Financial Holding	42,000	60
Globalwafers	4,000	57
Hon Hai Precision Industry	11,000	29
Pou Chen	36,000	33
Primax Electronics	14,000	20
Radiant Opto-Electronics	10,000	43
Simplo Technology	4,000	44
Sino-American Silicon Products	13,000	43
Topco Scientific	10,000	40
Tripod Technology	11,000	48
Wistron	50,000	59
Yuanta Financial Holding	120,000	74

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Taiwan (continued)
Zhen Ding Technology Holding	11,000	$51

		749

Thailand (1.4%)
Krung Thai Bank	96,200	31
Quality Houses	394,900	27
Vinythai	45,000	34

		92

Turkey (1.3%)
Coca-Cola Icecek	9,000	58
KOC Holding	456	1
Turkiye Sise ve Cam Fabrikalari	35,400	29

		88

United Arab Emirates (0.5%)
Aldar Properties PJSC	70,700	33

United Kingdom (0.8%)
MMC Norilsk Nickel PJSC ADR	2,000	53

TOTAL FOREIGN COMMON STOCK (Cost $6,744)		6,087

Foreign Preferred Stock (2.5%)
Brazil (2.3%)**
Banco do Estado do Rio Grande do Sul	7,900	22
Cia Paranaense de Energia	4,600	59
Itausa	15,000	31
Telefonica Brasil	3,900	40

		152

Colombia (0.2%)**
Banco Davivienda	1,700	12

TOTAL FOREIGN PREFERRED STOCK (Cost $203)		164

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Emerging Markets Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (2.2%)
South Street Securities 0.040%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $145 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $75, 0% - 1.500%, 10/08/20 - 06/30/25; total market value $148)	$145	$145

TOTAL REPURCHASE AGREEMENT (Cost $145)		145

Total Investments – 97.0% (Cost $7,092)		$6,396

Percentages are based on Net Assets of $6,597 (000).

*	Non-income producing security.
**	No rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a list of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Foreign Common Stock
Brazil	$ 168	$ –	$ —	$ 168
Chile	56	—	—	56
China	244	—	—	244
Colombia	31	—	—	31
Czech Republic	24	—	—	24
Egypt	47	—	—	47
Greece	19	—	—	19
Hong Kong	1,963	—	—	1,963
Hungary	33	—	—	33
India	580	—	—	580
Indonesia	85	—	—	85
Malaysia	81	—	—	81
Mexico	96	—	—	96
Philippines	116	—	—	116
Poland	113	—	—	113
Qatar	29	—	—	29
Russia	161	—	—	161
Singapore	28	—	—	28
South Africa	166	—	—	166
South Korea	1,032	—	—	1,032
Taiwan	716	33	—	749
Thailand	92	—	—	92
Turkey	88	—	—	88
United Arab Emirates	33	—	—	33
United Kingdom	53	—	—	53

Total Foreign Common Stock	6,054	33	—	6,087

Foreign Preferred Stock
Brazil	152	—	—	152
Colombia	12	—	—	12

Total Foreign Preferred Stock	164	—	—	164

Total Repurchase Agreement	—	145	—	145

Total Investments in Securities	$ 6,218	$ 178	$ —	$ 6,396

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of July 31, 2020, securities with a total value $33(000) were classified as Level 2 due to the application of the fair value provided by Market.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-008-0400

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